Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

July 31, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Funds – Form N-14

File Nos.: 811-06569 and 033-45961

Dear Sir or Madam:

In connection with the registration by Ivy Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class B, Class C and Class I shares of the Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Tax-Managed Fund, Ivy Value Fund, Ivy Bond Fund, Ivy Global Bond Fund, Ivy Government Securities Fund and Ivy Municipal Bond Fund (the “Ivy Funds”), each a series of the Registrant, that will be issued to shareholders of a corresponding series of the Waddell & Reed Advisors Funds, the Waddell & Reed Advisors (“WRA”) Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund and WRA Municipal Bond Fund (the “WRA Funds”), in connection with a transfer of substantially all of the assets of the WRA Funds to the corresponding IVY Funds, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement .

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on September 1, 2017. In connection with this filing, the Registrant on April 21, 2017, filed a Form N-1A Registration Statement to register the Ivy Bond Fund and Ivy Government Securities Fund. The effective date of such registration statement was extended to September 1, 2017 and such registration statement is proposed to go effective on September 1, 2017. Upon effectiveness, the Registrant intends to make a Rule 485(b) amendment to the Registration Statement in order to incorporate by reference to the definitive versions of the Ivy Bond Fund’s and Ivy Government Securities Fund’s prospectus and statement of additional information dated September 1, 2017 of the Registrant, to update the financial highlights tables for the WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, and WRA Value Fund to include information for the fiscal year ended June 30, 2017, and to make other non-material changes. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8104, or in my absence, please contact Ken Greenberg at (215) 564-8149.

Very truly yours,

/s/ Amy G. Smith
Amy G. Smith, Esq.